Revenues and other income - Other income and revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and other income
Gains from sale of assets and businesses	€ 48	€ 107	€ 10
Other proceeds	1,127	1,089	950
Other income and revenues	€ 1,175	€ 1,196	€ 960